Investment Objectives and Goals	Mar. 30, 2026
Medalist Partners MBS Total Return Fund
Prospectus [Line Items]
Risk/Return [Heading]	MEDALIST PARTNERS MBS TOTAL RETURN FUND
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Total Return Fund seeks to provide a high level of risk-adjusted current income and capital appreciation.
Medalist Partners Short Duration Fund
Prospectus [Line Items]
Risk/Return [Heading]	MEDALIST PARTNERS SHORT DURATION FUND
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Short Duration Fund seeks to provide a high level of current income that is consistent with preservation of capital.